Post-Employment and Other Long-Term Employees Benefits - Schedule of Accumulated Benefit Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 880	$ 808
Other Long-Term Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 45	$ 35